Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2025
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2025	31 March 2025
	£m	£m
Present value of funded obligations	(15,628)	(16,154)
Fair value of plan assets	18,218	18,441
	2,590	2,287
Present value of unfunded obligations	(250)	(247)
Other post-employment liabilities	(44)	(47)
	2,296	1,993
Restrictions on asset recognised	(221)	(77)
Net defined benefit asset	2,075	1,916
Presented in consolidated statement of financial position:
Assets	2,424	2,489
Liabilities	(349)	(573)
	2,075	1,916

Schedule of key actuarial assumptions

Key actuarial assumptions	30 September 2025	31 March 2025
Discount rate – UK past service	5.76%	5.73%
Discount rate – US	5.30%	5.50%
Rate of increase in RPI – UK past service	2.81%	2.99%

Schedule of reconciliation of the net defined benefit asset
The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2025	30 September 2024
	£m	£m
Opening net defined benefit asset	1,916	1,814
Cost recognised in the income statement	(25)	(29)
Employer contributions	62	81
Remeasurements and foreign exchange	260	18
Other movements	2	(9)
Adjustments for restrictions on the defined benefit asset	(140)	—
Closing net defined benefit asset	2,075	1,875